Debt Instruments at Fair Value Through Other Comprehensive Income (Details Textual) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instruments at Fair Value Through Other Comprehensive Income (Textual)
Available for sale investments		$ 2,394,323	$ 2,574,546
Bank maintains guarantees amount	$ 390,954	98,832
Non-controlling Interest [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Textual)
Cumulative net unrealised income net of tax, available-for-sale financial assets	1,049
Total Attributable To Shareholders Of The Bank [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Textual)
Cumulative net unrealised income net of tax, available-for-sale financial assets	28,135
Comder Contraparte Central S.A. [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Textual)
Available for sale investments	65,140	$ 42,910
London Clearing House (LCH) [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Textual)
Available for sale investments	$ 73,109